JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

March 23, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the “Trust”), on behalf of:

John Hancock Opportunistic Fixed Income Fund, (the “Fund”)

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for Class A, C, I, and R6 shares of the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 19, 2020, contained in Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 225 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on March 19, 2020 via EDGAR, accession number 0001133228-20-001150.

If you have any questions, please call the undersigned at 617-663-4311.

Sincerely,

/s/ Thomas Dee
Thomas Dee
Assistant Secretary